Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Mar. 22, 2018
Disclosure of classes of share capital [line items]
Issuance of ordinary shares	88,000	26,000
Selling, general and administrative expenses	$ 56,292	$ 47,095	[1],[2]	$ 49,726	[1],[2]
Capital distribution aggregate amount	1,267,210	$ 1,267,450
Share capital and total equity reduced	$ 750,000
Capital distribution [Member]
Disclosure of classes of share capital [line items]
Capital distribution aggregate amount						$ 665,000
Capital distribution aggregate amount per share						$ 12.35
Share capital and total equity reduced						$ 665,000
Retain cash in excess						$ 50,000
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares	87,911	25,692
Issuance of ordinary shares price per share	$ 12.51	$ 9.34
Percentage of total issued shares (excluding treasury shares) of Kenon	3.00%
Fair value of the shares granted	$ 1,000	$ 240		940
Selling, general and administrative expenses	$ 508	$ 547		$ 566

[1]	Restated (See note 2.E and 28)
[2]	Restated (See note 2.E)